Insurance and reinsurance - Summary of Insurance Contracts by Measurement Components Using the GMM or VFA (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	$ 588	$ 681
Balance at beginning of period, Insurance contract liabilities	22,231	19,026
Balance at beginning of period, Net insurance contract liabilities	(21,643)	(18,345)
Insurance finance expense (income)	(1,220)	(3,131)
Cash flows:
Premiums received	6,911	(5,940)
Claims and other insurance service expenses paid	4,650	4,388
Insurance acquisition cash flows and other	498	417
Total cash flows	(1,763)	(1,135)
Other movements	49	125
Balance at end of period, Insurance contract assets	581	588
Balance at end of period, Insurance contract liabilities	24,327	22,231
Balance at end of period, Net insurance contract liabilities	(23,746)	(21,643)
Insurance contracts measured using GMM and VFA [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	537	482
Balance at beginning of period, Insurance contract liabilities	(21,333)	(18,033)
Balance at beginning of period, Net insurance contract liabilities	(20,796)	(17,551)
Insurance service result	291	222
Insurance finance expense (income)	(1,194)	(2,956)
Cash flows:
Premiums received	(5,255)	(4,443)
Claims and other insurance service expenses paid	3,633	3,487
Insurance acquisition cash flows and other	498	373
Total cash flows	(1,124)	(583)
Other movements	(53)	72
Balance at end of period, Insurance contract assets	524	537
Balance at end of period, Insurance contract liabilities	(23,400)	(21,333)
Balance at end of period, Net insurance contract liabilities	(22,876)	(20,796)
Insurance contracts measured using GMM and VFA [member] | Estimates of present value of future cash flow [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	1,824	1,591
Balance at beginning of period, Insurance contract liabilities	(17,275)	(14,079)
Balance at beginning of period, Net insurance contract liabilities	(15,451)	(12,488)
Insurance service result	(169)	33
Insurance finance expense (income)	(1,076)	(2,504)
Cash flows:
Premiums received	(5,255)	(4,443)
Claims and other insurance service expenses paid	3,633	3,487
Insurance acquisition cash flows and other	498	373
Total cash flows	(1,124)	(583)
Other movements	(13)	91
Balance at end of period, Insurance contract assets	1,665	1,824
Balance at end of period, Insurance contract liabilities	(19,498)	(17,275)
Balance at end of period, Net insurance contract liabilities	(17,833)	(15,451)
Insurance contracts measured using GMM and VFA [member] | Risk adjustment for non- financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	(568)	(544)
Balance at beginning of period, Insurance contract liabilities	(1,986)	(1,759)
Balance at beginning of period, Net insurance contract liabilities	(2,554)	(2,303)
Insurance service result	25	13
Insurance finance expense (income)	16	(324)
Cash flows:
Other movements	(54)	60
Balance at end of period, Insurance contract assets	(498)	(568)
Balance at end of period, Insurance contract liabilities	(2,069)	(1,986)
Balance at end of period, Net insurance contract liabilities	(2,567)	(2,554)
Insurance contracts measured using GMM and VFA [member] | CSM [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	(719)	(565)
Balance at beginning of period, Insurance contract liabilities	(2,072)	(2,195)
Balance at beginning of period, Net insurance contract liabilities	(2,791)	(2,760)
Insurance service result	435	176
Insurance finance expense (income)	(134)	(128)
Cash flows:
Other movements	14	(79)
Balance at end of period, Insurance contract assets	(643)	(719)
Balance at end of period, Insurance contract liabilities	(1,833)	(2,072)
Balance at end of period, Net insurance contract liabilities	$ (2,476)	$ (2,791)